Commitments - Additional Information (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Commitments [line items]
Purchase orders remain outstanding	$ 12,389,899	$ 14,490,933
Deposits	$ 2,328,959	$ 8,541,630